Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Share-based Payment Arrangement, Option [Member] Common Stock [Member]	Share-based Payment Arrangement, Option [Member] Additional Paid-in Capital [Member]	Share-based Payment Arrangement, Option [Member] Retained Earnings [Member]	Share-based Payment Arrangement, Option [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Share-based Payment Arrangement, Option [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] AOCI Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] Treasury Stock [Member]	Share-based Payment Arrangement, Option [Member]	Employee Stock Purchase Plan [Member] Common Stock [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Retained Earnings [Member]	Employee Stock Purchase Plan [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] AOCI Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member]	Restricted Share Units [Member] Common Stock [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Retained Earnings [Member]	Restricted Share Units [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Restricted Share Units [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Restricted Share Units [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Restricted Share Units [Member] AOCI Attributable to Parent [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Restricted Share Units [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2015																												1,660,786,600
Balance at Dec. 31, 2015																												$ 33	$ 141,886	$ (38,386)		$ 4,941	$ (117)	$ 4,824	$ (25,240)	$ 83,117
Shares for exercise of stock options (in shares)																												84,750
Shares for exercise of stock options																													2							2
Shares for Employee Stock Purchase Plan (in shares)																												2,881,350
Shares for Employee Stock Purchase Plan																													73							73
Shares vested under restricted share units (in shares)																												18,056,150
Shares vested under restricted share units
Acquisition of treasury stock																																			(619)	(619)
Treasury stock reissued (in shares)	(84,750)									(2,881,350)									(9,806,150)
Treasury stock reissued		$ (5)						$ 5			$ (187)						$ 187			$ (637)						$ 637
Stock-based compensation																													1,606							1,606
Net income (loss)																														(2,986)						(2,986)
Unrealized pension gain (loss)																																	(13)	(13)		(13)
Foreign currency translation adjustments																																(397)		(397)		(397)
Unrealized gain on available-for-sale investments																															524			524		524
Reclassification adjustments for gain on available-for-sale securities included in net loss																															(523)			(523)		(523)
Balance (in shares) at Dec. 31, 2016																												1,669,036,600
Balance at Dec. 31, 2016																												$ 33	142,738	(41,372)	1	4,544	(130)	4,415	(25,030)	80,784
Balance (in shares) at Dec. 31, 2015																												1,660,786,600
Balance at Dec. 31, 2015																												$ 33	141,886	(38,386)		4,941	(117)	4,824	(25,240)	83,117
Balance (in shares) at Dec. 31, 2018																												1,669,036,600
Balance at Dec. 31, 2018																												$ 33	143,115	(45,912)		4,851	(177)	4,674	(22,864)	79,046
Balance (in shares) at Dec. 31, 2016																												1,669,036,600
Balance at Dec. 31, 2016																												$ 33	142,738	(41,372)	1	4,544	(130)	4,415	(25,030)	80,784
Shares for exercise of stock options (in shares)																												687,350
Shares for exercise of stock options																													29							29
Shares for Employee Stock Purchase Plan (in shares)																												2,375,200
Shares for Employee Stock Purchase Plan																													84							84
Shares vested under restricted share units (in shares)																												20,281,800
Shares vested under restricted share units																												$ 1	(1)
Acquisition of treasury stock																																			(708)	(708)
Treasury stock reissued (in shares)	(687,350)									(2,375,200)									(20,281,800)
Treasury stock reissued		(44)						44			(151)						151		$ (1)	(1,298)						1,299
Stock-based compensation																													1,589							1,589
Net income (loss)																														(6,145)						(6,145)
Unrealized pension gain (loss)																																	(61)	(61)		(61)
Foreign currency translation adjustments																																984		984		984
Unrealized gain on available-for-sale investments																															(1)			(1)		(1)
Reclassification adjustments for gain on available-for-sale securities included in net loss
Balance (in shares) at Dec. 31, 2017																												1,669,036,600
Balance at Dec. 31, 2017																												$ 33	142,946	(47,517)		5,528	(191)	5,337	(24,244)	$ 76,555
Shares for exercise of stock options (in shares)																												346,550								346,550
Shares for exercise of stock options																													10							$ 10
Shares for Employee Stock Purchase Plan (in shares)																												3,307,950
Shares for Employee Stock Purchase Plan																													86							86
Shares vested under restricted share units (in shares)																												25,588,950
Shares vested under restricted share units																												$ 1	(1)
Acquisition of treasury stock																																			(451)	(451)
Treasury stock reissued (in shares)	(346,550)									(3,307,950)									(25,588,950)
Treasury stock reissued		$ (19)	$ (2)					$ 21			$ (88)	$ (118)					$ 206		$ (1)	$ (1,240)	$ (363)					$ 1,604
Stock-based compensation																													1,421							1,421
Net income (loss)																														2,088						2,088
Unrealized pension gain (loss)																																	14	14		14
Foreign currency translation adjustments																																(677)		(677)		(677)
Reclassification adjustments for gain on available-for-sale securities included in net loss
Balance (in shares) at Dec. 31, 2018																												1,669,036,600
Balance at Dec. 31, 2018																												$ 33	$ 143,115	$ (45,912)		$ 4,851	$ (177)	$ 4,674	$ (22,864)	$ 79,046